POST-EMPLOYMENT BENEFITS - Significant Assumptions (Details)	Dec. 31, 2019
Defined benefit pension plan | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	0.20%
Rate of compensation increase	1.30%
Defined benefit pension plan | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	3.60%
Rate of compensation increase	3.60%
Post-retirement plan | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	0.20%
Immediate trend rate	0.20%
Ultimate trend rate	0.20%
Post-retirement plan | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	4.70%
Immediate trend rate	7.30%
Ultimate trend rate	5.80%